Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans (Tables) [Abstract]
Change in benefit obligation, the change in plan assets, and the funded status for the retirement plans and other benefits

The following table shows the change in benefit obligation, the change in plan assets, and the funded status for the retirement plans and other benefits at December 31:

	Retirement Plans		Other Benefits

	2011	2010	2011	2010

	(In thousands)

Change in Benefit Obligation:
Benefit obligation at beginning of year	$156,015	$141,828	$48,355	$34,221
Service cost	4,160	4,043	970	489
Interest cost	8,926	8,339	2,584	1,668
Participant contributions	-	-	155	144
Actuarial loss (gain)	20,444	6,278	1,743	14,135
Benefits paid	(4,130)	(4,473)	(2,086)	(2,404)
Medicare subsidy	-	-	-	102

Benefit obligation at end of year	185,415	156,015	51,721	48,355

Change in Plan Assets:
Fair value of plan assets at beginning of year	151,876	143,768	-	-
Actual return on plan assets	319	12,249	-	-
Employer contributions	332	332	1,931	2,260
Participant contributions	-	-	155	144
Benefits paid	(4,130)	(4,473)	(2,086)	(2,404)

Fair value of plan assets at end of year	148,397	151,876	-	-

Funded status	$(37,018)	$(4,139)	$(51,721)	$(48,355)

Funded status amounts recognized in the consolidated statements of financial condition

Funded status amounts recognized in the consolidated statements of financial condition at December 31 consist of:

	Retirement Plans		Other Benefits

	2011	2010	2011	2010

	(In thousands)

Accrued expenses and other liabilities	$37,018	$4,139	$51,721	$48,355

Pre-tax amounts recognized as components of total accumulated other comprehensive income

Pre-tax amounts recognized as components of total accumulated other comprehensive income at December 31 consist of:

	Retirement Plans		Other Benefits

	2011	2010	2011	2010

	(In thousands)

Net actuarial loss	$78,939	$50,565	$22,851	$22,413
Prior service cost (credit)	1,554	1,900	(19,340)	(20,905)

Total	$80,493	$52,465	$3,511	$1,508

Components of the Net periodic benefit cost

Net periodic benefit cost for the years ended December 31 included the following components:

	1(12,312)1	1(12,312)1	1(12,312)1	1(12,312)1	1(12,312)1	1(12,312)1
	Retirement Plans			Other Benefits

	2011	2010	2009	2011	2010	2009

	(In thousands)
Net periodic benefit cost:
Service cost	$4,160	$4,043	$4,001	$970	$489	$ 583
Interest cost	8,926	8,339	7,776	2,584	1,668	1,884
Expected return on assets	(12,312)	(11,659)	(8,575)	-	-	-
Amortization of:
Net actuarial loss	4,062	3,106	3,686	1,305	23	301
Prior service cost (credit)	346	339	338	(1,565)	(1,565)	(1,565)

Net periodic benefit cost	5,182	4,168	7,226	3,294	615	1,203

Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	32,436	5,690	(4,081)	1,743	14,135	(2,659)
Amortization of net actuarial loss	(4,062)	(3,106)	(3,686)	(1,305)	(23)	(301)
Amortization of prior service cost	(346)	(339)	(338)	1,565	1,565	1,565

Total recognized in other comprehensive income	28,028	2,245	(8,105)	2,003	15,677	(1,395)

Total recognized in net periodic benefit cost and other comprehensive income	$33,210	$6,413	$(879)	$5,297	$16,292	$ (192)

Weighted average assumptions used to determine net periodic benefit cost

The following are the weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:

	000,000	000,000	000,000	000,000	000,000	000,000
	Retirement Plans			Other Benefits
	2011	2010	2009	2011	2010	2009

Discount rate	5.75%	6.00%	5.75%	5.50%	5.75%	5.75%
Expected return on assets	8.25	8.25	8.25	-	-	-
Rate of compensation increase	4.00	4.00	4.25	-	-	-

Weighted-average assumptions used to determine benefit obligations

The following are the weighted-average assumptions used to determine benefit obligations at December 31:

	Retirement Plans		Other Benefits

	2011	2010	2011	2010

Discount rate	4.75%	5.75%	4.55%	5.50%
Rate of compensation increase	4.00	4.00	-	-

Effects on other benefits due to 1% change health care cost trend rate

A 1% change in the assumed health care cost trend rate would have the following effects on other benefits:

	1% Increase	1% Decrease

	(In thousands)
Effect on total service cost and interest cost	$ (19)	$ 50
Effect on other benefit obligations	451	(18)

Fair value of the retirement plan's assets

The following table presents the fair value of the retirement plan’s assets at December 31, 2011 and 2010 by asset class:

	000,000	000,000	000,000	000,000
		Fair Value Measurements at December 31, 2011

Asset Class	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Cash	4,316	4,316	-	-
Guaranteed deposit fund (a)	11,912	-	-	11,912
Equity Securities (b)	76,298	76,298	-	-
Fixed income securities (c)	55,871	-	55,871	-

	$148,397	$80,614	$55,871	$11,912

		Fair Value Measurements at December 31, 2010
Asset Class	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Cash	13,599	13,599	-	-
Guaranteed deposit fund (a)	11,977	-	-	11,977
Equity Securities (b)	81,017	81,017	-	-
Fixed income securities (c)	45,283	-	45,283	-

	$151,876	$94,616	$45,283	$11,977

(a)

The Guaranteed Deposit Fund (the “Fund”) is an investment in the general account of the Prudential Retirement Insurance and Annuity Company and represents an insurance claim supported by all general account assets. The Fund’s assets are intermediate-term, high-grade fixed income securities consisting of commercial mortgages, private placement bonds, publicly-traded debt securities and asset-backed securities.

(b)

This class includes a mutual fund that invests primarily in stocks representative of the whole U.S. stock market. The objectives of this mutual fund is to outperform the U.S. stock markets. This class also includes $4.4 million of Hudson City Bancorp, Inc. common stock at December 31, 2011.

(c)	This class includes investments in U.S. Treasuries, MBSs issued by GSEs, investment-grade corporate bonds and sovereign debt.

Reconciliation of Level 3 assets measured at fair value

The following table presents a reconciliation of Level 3 assets measured at fair value at December 31:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

	(In thousands)
	Guaranteed Deposit Fund
	2011	2010
Beginning balance	$11,977	$12,059
Purchases, sales, issuances and settlements (net)	(65)	(82)

Ending balance	$11,912	$11,977

Expected benefit payments under current provision of plans

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid under the current provisions of the plans.

	Retirement	Other
Year	Plans	Benefits

	(In thousands)

2012	$5,971	$2,658
2013	6,615	2,827
2014	7,217	2,964
2015	7,806	3,134
2016	8,491	3,264
2017 through 2021	53,640	17,402

Weighted average assumptions

The fair values of the option grants were estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2011		2010		2009

	Retention Options	Performance Options	Retention Options	Performance Options	Retention Options	Performance Options

Expected dividend yield	3.37%	3.37%	4.57%	4.57%	4.80%	4.80%
Expected volatility	43.54	36.93	41.30	34.58	33.43	29.08
Risk-free interest rate	1.06	2.01	1.65	2.55	1.29	1.75
Expected option life	3 years	5 years	3.6 years	5.6 years	3.5 years	5.5 years
Fair value of options granted	$2.32	$2.39	$3.00	$2.87	$2.05	$1.92

Summary of granted but unexercised stock options

A summary of the status of the granted, but unexercised stock options as of December 31, and changes during those years, is presented below:

	2011		2010		2009

	Number of Stock Options	Weighted Average Exercise Price	Number of Stock Options	Weighted Average Exercise Price	Number of Stock Options	Weighted Average Exercise Price

Outstanding at beginning of year	28,129,885	$12.68	24,262,692	$12.51	26,728,119	$10.35
Granted	1,618,932	9.22	4,232,500	13.13	3,375,000	12.11
Exercised	(870,331)	3.64	(242,807)	5.08	(5,840,427)	2.30
Forfeited	(52,500)	12.13	(122,500)	14.06	-	-

Outstanding at end of year	28,825,986	$12.77	28,129,885	$12.68	24,262,692	$12.51

Summary of stock options outstanding

The following table summarizes information about our stock options outstanding at December 31, 2011:

Options Outstanding			Options Exercisable

Number Of Options Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Of Options Exercisable	Weighted Average Exercise Price

9,618	1 month	4.20	9,618	4.20
614,440	4 months	5.53	614,440	5.53
111,959	1 years	5.96	111,959	5.96
206,480	1 years	6.35	206,480	6.35
448,840	2 years	10.33	448,840	10.33
415,784	3 years	11.17	415,784	11.17
305,592	2 years	11.91	305,592	11.91
2,299,341	2 years	12.22	2,299,341	12.22
7,872,500	4.5 years	12.76	7,872,500	12.76
350,000	5.5 years	13.35	350,000	13.35
3,110,000	5 years	13.78	3,060,000	13.78
3,625,000	6 years	15.69	3,625,000	15.69
350,000	6 years	18.84	350,000	18.84
350,000	7 years	12.81	350,000	12.81
2,930,000	7 years	12.03	150,000	12.03
3,870,000	8 years	13.10	164,998	13.10
300,000	8 years	13.62	300,000	13.62
37,500	8.5 years	12.10	37,500	12.10
1,406,700	9 years	9.50	-	-
160,419	9 years	9.77	-	-
51,813	9 years	8.33	-	-

28,825,986		$12.77	20,672,052	$13.07

Summary of status of granted but unvested shares under RRP and SIP plan

A summary of the status of the granted, but unvested shares under the RRP and SIP Plan as of December 31, and changes during those years, is presented below:

	Restricted Stock Awards
	2011		2010		2009
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding at beginning of period	583,167	$12.06	959,956	$12.00	224,417	$11.73
Granted	-	-	18,000	13.12	847,750	12.03
Vested	(288,583)	12.05	(394,789)	11.94	(112,211)	11.73
Outstanding at end of period	294,584	$12.07	583,167	$12.06	959,956	$12.00